3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts receivable

At December 31, 2018 and 2017, accounts receivables were as follows:

	December 31, 2018	December 31, 2017
Accounts receivable	$1,290,702	$5,946
Less: Allowance for doubtful accounts	–	–
Accounts receivable, Net	$1,290,702	$5,946